OTHER LONG TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Schedule of Other Long Term Liabilities

(in thousands of $)	2013	2012
Unamortized sellers' credit	18,125	21,207
Other items	4	204
	18,129	21,411